Long-term loan (Tables)	12 Months Ended
Dec. 31, 2022
Long-term loan [Abstract]
Disclosure of long-term loan obligations
The following table summarizes long-term loan activity for the years ended December 31, 2022 and 2021:

	Long-term loan
	2022 $000s	2021 $000s
Balance at January 1,	15,118	14,818
Accrued interest	1,755	1,502
Interest paid	(1,436)	(1,201)
Other	(38)	—
Balance at December 31,	15,400	15,118

Disclosure of long-term loan - Vedanta
The following table summarizes Vedanta's future principal payments for the long-term loan as of December 31, 2022:

Balance Type	2023	2024	2025	Total
Principal	5,156	5,625	4,219	15,000
Balance of accreted premium net of unamortized issuance costs				400
Total				15,400

Disclosure of detailed information about borrowings
The long-term loan is presented as follows in the Statement of Financial Position as of December 31, 2022 and 2021:

	Long-term loan
	2022 $000s	2021 $000s
Current portion of Long-term loan	5,156	857
Long-term loan	10,244	14,261
Total Long-term loan	15,400	15,118